EQUITY	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
NOTE 14. EQUITY

The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock”. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

On October 13, 2011, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation increasing the authorized number of shares of its common stock to 150,000,000 from 50,000,000 shares ("Certificate of Amendment"). In addition, the Company filed with the Secretary of State of the State of Delaware Certificates of Amendment to its Certificate of Designation of Preferences, Rights and Limitations of Series C 8% Convertible Preferred Stock ("Series C Preferred"), and its Certificate of Designation of Preferences, Rights and Limitations of Series D 8% Convertible Preferred Stock ("Series D Preferred") of the Company (together, the "Preferred Amendments"), in each case to, among other things, provide for the automatic conversion of the Series C Preferred and Series D Preferred into shares of the Company's common stock in the event the Company consummates a qualified financing of at least $10.0 million on or before December 31, 2011 ("Qualified Financing").

The Certificate of Amendment and the Preferred Amendments were approved by shareholders acting by written consent, dated October 5, 2011, and were approved by shareholders holding in excess of 50% of the shares of common stock entitled to vote with respect to each matter.

Series B Convertible Redeemable Preferred Stock

The Company had 239,400 shares of Series B Preferred outstanding as of December 31, 2011 and 2010. At December 31, 2011 and 2010, the Company had cumulative undeclared dividends of approximately $187,000 ($0.78 per share) and $136,000 ($0.57 per share), respectively. There were no conversions of Series B Preferred into common stock during the year ended December 31, 2011 or 2010.

Series C Convertible Preferred Stock

The Company had 0 and 2,200 shares of Series C Preferred Stock outstanding as of December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, the Company had cumulative undeclared dividends of approximately $0 and $756,000 ($344 per share), respectively. In December 2011, all 2,200 shares of Series C Preferred Stock together with approximately $898,000 in accumulated unpaid dividends were converted into 6,195,682 shares of the Company’s common stock following the Qualified Financing discussed in Note 1.

Series D Convertible Preferred Stock

The Company had 0 and 2,085 shares of Series D Preferred Stock outstanding as of December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, the Company had cumulative undeclared dividends of approximately $0 and $575,000 ($276 per share), respectively. In December 2011, all 2,085 shares of Series D Preferred Stock together with approximately $701,000 in accumulated unpaid dividends were converted into 5,572,843 shares of the Company’s common stock following the Qualified Financing discussed in Note 1.

Common Stock

       The following table summarizes common stock activity for the following periods:

Common Stock

Shares outstanding at December 31, 2009	21,251,560
Shares issued pursuant to warrants exercised for cash	1,000,000
Shares issued pursuant to cashless warrants exercised	458,531
Conversion of preferred stock into common	281,428
Issuance of restricted stock grants	847,258
Shares outstanding at December 31, 2010	23,838,777
Shares issued pursuant to the Qualified Financing	20,090,000
Conversion of preferred stock into common	11,768,525
Conversion of convertible debt into common stock	9,774,559
Shares issued pursuant to warrants exercised for cash	1,310,000
Shares issued pursuant to cashless warrants exercised	1,194,547
Shares issued pursuant to options exercised	14,587
Shares issued as compensation in lieu of cash	10,000
Recoup of forfeited restricted stock grants	(12,079)
Shares outstanding at December 31, 2011	67,988,916

Warrants

As of December 31, 2011, warrants to purchase 28,453,760 shares of common stock at prices ranging from $0.50 to $1.67 were outstanding. All warrants are exercisable as of December 31, 2011 and expire at various dates through December 2016.

       The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2009	14,448,253	$0.64
Granted	8,250,000	$0.50
Expired / Canceled	(635,768)	$2.28
Exercised	(2,324,873)	$0.53
Balance at December 31, 2010	19,737,612	$0.54
Granted	12,802,500	$0.52
Expired / Canceled	(546,044)	$0.50
Exercised	(3,540,308)	$0.50
Balance at December 31, 2011	28,453,760	$0.52

As shown above, the Company issued 12,802,500 warrants during the year ended December 31, 2011. All but 300,000 of those warrants were issued as part of the Qualified Financing discussed in Note 1. The warrants issued as part of the Qualified Financing have an exercise price of $0.50 and expiration dates that range from two to five years from the date of issuance. The 300,000 remaining warrants were granted in conjunction with the issuance of Convertible Note No. 4 (see Note 10 to these consolidated financial statements), and have an exercise price of $1.25. The 300,000 warrants terminate, if not previously exercised, two years from the date of issuance.

The Company evaluated the warrants issued during 2011 under ASC 815 and determined that 12,252,500 of the warrants require derivative liability classification due to a net cash settlement provision and 300,000 of the warrants require derivative liability classification due to anti-dilution provisions. Accordingly, the Company recorded approximately $5,814,000 in derivative liability based on the grant date fair value of the warrants as determined by the Black Scholes or Monte-Carlo valuation models. These liabilities are reflected as non-current liabilities in the consolidated balance sheet as of December 31, 2011.

As shown above, the Company issued 8,250,000 warrants during the year ended December 31, 2010. Those warrants were granted in conjunction with the issuance of the 6% Convertible Notes (discussed in Note 10 to these consolidated financial statements) in 2010. The warrants expire two years from the date of issuance and have a $0.50 exercise price.

During the year ended December 31, 2011, warrant holders exercised 3,540,308 warrants which resulted in the issuance of 2,504,547 shares of the Company’s common stock.. Of the 3,540,308 warrants exercised, 1,310,000 were exercised for cash resulting in proceeds to the Company of $655,000 while the remaining warrants were exercised pursuant to cashless exercise resulting in the issuance of 1,194,547 shares of common stock. During the year ended December 31, 2010, there were 2,324,873 warrants exercised for 1,458,531 shares of common stock. Of the 2,324,873 warrants exercised, 1,000,000 were exercised for cash resulting in proceeds to the Company of $500,000 while the remaining warrants were exercised pursuant to cashless exercise resulting in the issuance of 458,531 shares of common stock.

The following table summarizes information regarding the warrants outstanding as of December 31, 2011:

Exercise Price	Number Outstanding	Weighted—Average Remaining Life (Years)	Weighted—Average Exercise Price

$0.50	27,499,731	3.1	$0.50

$1.00	265,280	2.6	$1.00

$1.20	270,833	1.2	$1.20

$1.67	417,916	1.2	$1.67

	28,453,760